Stockholders' Equity:	12 Months Ended
Dec. 31, 2017
Share capital, reserves and other equity interest [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
Note 13 - Stockholders’ Equity:

At December 31, 2017 and 2016, the minimum fixed capital with no withdrawal rights is of Ps.1,000 and the variable portion is of Ps7,766,276, (nominal figure) comprised of 300,000,000 common, nominative Class I shares no par value, wholly subscribed and paid in. The variable portion of capital stock is comprised of Class II common, nominative shares. At December 31, 2017, no Class II shares have been issued. Both classes of shares will have the characteristics determined at the Shareholders’ meeting where issuance is approved and they are integrated as follows:

	Total shares		Capital Stock as of
			December 31,
Description	2016	2017	2016		2017

B Series	277,050,000	277,050,000	Ps	7,173,079	Ps	7,173,079
BB Series	22,950,000	22,950,000		594,197		594,197

Total	300,000,000	300,000,000	Ps	7,767,276	Ps	7,767,276

Legal reserve

The Company is legally required to allocate at least 5% of its unconsolidated annual net income to a legal reserve fund. This allocation must continue until the reserve is equal to 20% of the issued and outstanding capital stock of the Company. Mexican corporations may only pay dividends on retained earnings after the reserve fund for the year has been set up.

Reserve for acquisition of shares

The reserve for acquisition
of shares represents the reservation authorized by the Stockholders for the Company to purchase its own shares subject to certain criteria set forth in the bylaws and the Securities Market Law. At December 31, 2016 and 2017, the reserve for repurchase of shares totals Ps.5,045,254 and Ps.7,052,635, respectively.

Dividends

At the April 26, 2017 General Ordinary Stockholders’ meeting, the Company's stockholders agreed to pay net dividends of Ps.1,848,000 (nominal), which don’t gave rise to IT because the dividends were paid from the After-tax Earnings Account (CUFIN, by its initials in Spanish).

At the April 26, 2016 General Ordinary Stockholders’ meeting, the Company's stockholders agreed to pay net dividends of Ps.1,683,000 (nominal), which don’t gave rise to IT because the dividends were paid from the CUFIN.

Dividends are tax free if paid from the CUFIN. Dividends paid in excess of the CUFIN balances are subject to tax equivalent to 42.85% beginning on January 1, 2017. Tax due is payable by the Company and may be credited against Income Tax for the year or Income Tax for the two immediately following fiscal years. Dividends paid from previously taxed earnings are not subject to tax withholding or payment. At December 31, 2017 and 2016, the companies CUFIN lump sum is Ps.8,951,912 and Ps.6,114,939, respectively, whereas the combined contribution capital account amounts Ps.39,689,426 and Ps.37,172,825, respectively.

The incentive is applicable provided that such dividends or profits were generated in 2016 and 2017 and are reinvested in the legal entity that generated such profits. The incentive consists of a tax credit equal to the amount obtained by applying the dividend or utility is distributed, which corresponds to a yearly percentage distribution as follows:

Year of dividend or profit distribution	Percentage applicable to the amount of the dividend or distributed profit (%)
2017	1
2018	2
2019 onwards	5

The resulting tax credit determined will only be creditable against the additional 10% income tax that the legal entity must withhold and pay, provided that all the requirements are met as set forth in the Income Tax Law (IT Law) itself.

In the event of a capital reduction, any excess of stockholders’ equity over paid-in capital contribution account balances is accorded the same tax treatment as dividends, in accordance with the procedures provided for in the IT Law.

Retained earnings

Substantially, all consolidated Company earnings were generated by its Subsidiaries. Retained earnings can be distributed to the Company's Shareholders to the extent that the Subsidiaries have distributed earnings to the Company.